SHARE CAPITAL AND RESERVES (Details 3) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
SHARE CAPITAL AND RESERVES
Number of warrants, beginning	4,807,693	10,984,163
Number of warrants exercised		6,176,470
Number of warrants, ending	4,807,693	4,807,693
Weighted average exercise price, beginning	$ 0.08	$ 0.07
Weighted average exercise price exercised	0	0.06
Weighted average exercise price, ending	$ 0.08	$ 0.08